INCOME TAXES (Details) - Deferred Income Tax Assets And Liabilities - USD ($)	Apr. 30, 2017	Apr. 30, 2016
Deferred income tax assets / (liabilities)
Operating losses carried forward	$ 8,602,000	$ 7,455,000
Resource property	1,441,000	1,284,000
Share issuance costs	134,000	140,000
Other	22,000	21,000
Valuation allowance	(10,199,000)	(8,900,000)
Net deferred income tax asset